Share-Based Compensation - Summary Of Restricted Share Unit And Restricted Stock Activity (Detail) - Restricted Stock And Restricted Stock Unit [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
12 Months Ended
Mar. 31, 2024 $ / shares shares
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning | shares	0
Existing Granted | shares	0.1
Existing Vested | shares	0
Existing Forfeited | shares	0
Ending | shares	0.1
Weighted- Average Grant- Date Fair Value Beginning | $ / shares	$ 10.95
Weighted- Average Grant- Date Fair Value Granted | $ / shares	8.87
Weighted- Average Grant- Date Fair Value Vested | $ / shares	10.89
Weighted- Average Grant- Date Fair Value Forfeited | $ / shares	0
Weighted- Average Grant- Date Fair Value Ending | $ / shares	$ 9.27
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning | shares	10.8
Existing Granted | shares	6.3
Existing Vested | shares	(7)
Existing Forfeited | shares	(0.3)
Ending | shares	9.8
Weighted- Average Grant- Date Fair Value Beginning | $ / shares	$ 9.9
Weighted- Average Grant- Date Fair Value Granted | $ / shares	8.22
Weighted- Average Grant- Date Fair Value Vested | $ / shares	9.37
Weighted- Average Grant- Date Fair Value Forfeited | $ / shares	8.64
Weighted- Average Grant- Date Fair Value Ending | $ / shares	$ 8.93